Treasury Stock - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares
Equity, Class of Treasury Stock [Line Items]
Treasury stock			3,023,138	3,023,138
Stock repurchased during period, value			¥ 16,412	$ 2,380
Founder [Member] | Restricted Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased shares					61,026
Stock repurchased during period, value | ¥					¥ 4,270
ESIP No.1 And ESIP No.2 [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock			106,014	106,014
Treasury stock [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased shares			163,877	163,877
Shares reserved for future issuance			163,877	163,877
Stock repurchased during period, value			¥ 4,984	$ 723
Treasury stock [Member] | Accelerated Share epurchase [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount | $		$ 10,000
Weighted average price | $ / shares		$ 3.3078
Stock repurchased during period, value	¥ 57,193	$ 8,555
Additional paid-in capital [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during period, value			¥ 11,428	$ 1,657
Additional paid-in capital [Member] | Accelerated Share epurchase [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during period, value	¥ 9,657	$ 1,445
Common Stock [Member] | Accelerated Share epurchase [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased shares	3,023,138	3,023,138
Stock repurchased during period, value | $		$ 10,000